OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2021
Disclosure of non-current assets [Abstract]
OTHER NON-CURRENT ASSETS
16.	OTHER NON-CURRENT ASSETS

	December 31, 2021 US$‘000	December 31, 2020 US$‘000
Finance lease receivables (see Note 18)	151	291
Other assets	56	64

	207	355

The Group leases instruments as part of its business. For details of future minimum finance lease receivables with non-cancellable terms, please refer to Note 18.